                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07567

                                   ----------

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET
                                    4TH FLOOR
                                BOSTON, MA 02111
               (Address of principal executive offices)(Zip code)

  (Name and Address of Agent for Service)                        Copy to:
Thomas J. Reyes, Vice President and Counsel               Philip H. Newman, Esq.
    State Street Bank and Trust Company                     Goodwin Procter LLP
     2 Avenue De Lafayette, 6th Floor                         Exchange Place
             Boston, MA 02111                                Boston, MA 02109

Registrant's telephone number, including area code: (617)-662-3967

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
COMMERCIAL PAPER -- 15.00%
ABCP COLLATERALIZED DEBT OBLIGATIONS -- 2.79%
   Davis Square Funding IV                       5.280%    10/13/2006     $  185,000,000   $   184,674,400
   Davis Square Funding VI                       5.280%    10/18/2006        150,000,000       149,626,000
   Davis Square Funding VI                       5.330%    11/07/2006        201,000,000       199,898,911
   Klio II Funding Corp.                         5.290%    10/10/2006        100,221,000       100,088,458
   Klio II Funding Corp.                         5.290%    10/13/2006         94,150,000        93,983,982
   Klio II Funding Corp.                         5.290%    10/17/2006        100,370,000       100,134,019
   Klio III Funding Corp.                        5.290%    10/11/2006         90,280,000        90,147,339
   Klio III Funding Corp.                        5.280%    10/18/2006         94,119,000        93,883,885
   Klio III Funding Corp.                        5.290%    10/12/2006        100,251,000       100,088,955
   Klio III Funding Corp.                        5.280%    10/18/2006         80,355,000        80,154,269
   Lockhart Funding LLC                          5.300%    10/27/2006        130,000,000       129,502,389
   Lockhart Funding LLC                          5.280%    11/06/2006        190,624,000       189,617,505
   Lockhart Funding LLC                          5.280%    10/11/2006        148,017,000       147,799,908
   Lockhart Funding LLC                          5.260%    12/08/2006         53,750,000        53,215,964
                                                                                           ---------------
                                                                                             1,712,815,984
                                                                                           ---------------
ABCP CREDIT ARBITRAGE -- 2.01%
   Giro Balanced Funding Corp.                   5.280%    10/12/2006        196,270,000       195,953,351
   Giro Balanced Funding Corp.                   5.280%    10/16/2006        327,906,000       327,184,607
   Grampian Funding Ltd.                         5.100%    10/31/2006        184,000,000       183,218,000
   Ormond Quay Funding LLC (a)                   5.290%    11/27/2006        350,000,000       349,989,155
   Surrey Funding Corp.                          5.270%    10/31/2006        178,285,000       177,502,031
                                                                                           ---------------
                                                                                             1,233,847,144
                                                                                           ---------------
ABCP RECEIVABLES AND SECURITIES -- 3.83%
   Amstel Funding Corp.                          5.240%    12/22/2006         49,000,000        48,415,158
   Bavaria TRR Corp.                             5.320%    10/03/2006        250,000,000       249,926,528
   Bavaria TRR Corp.                             5.340%    10/12/2006        276,855,000       276,403,265
   Beethoven Funding Corp.                       5.260%    12/06/2006        303,124,000       300,200,874
   Beethoven Funding Corp.                       5.300%    11/02/2006        200,000,000       199,057,778
   Beethoven Funding Corp.                       5.270%    10/24/2006         50,475,000        50,305,053
   Sheffield Receivables Corp.                   5.270%    10/06/2006        580,823,000       580,397,870
   Stratford Receivables Corp.                   5.290%    10/18/2006        130,043,000       129,718,145
   Stratford Receivables Corp.                   5.280%    10/18/2006        151,792,000       151,412,815
   Stratford Receivables Corp.                   5.290%    10/13/2006        150,674,000       150,408,312
   Stratford Receivables Corp.                   5.290%    10/03/2006        100,000,000        99,970,611

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
COMMERCIAL PAPER -- (CONTINUED)
   Stratford Receivables Corp.                   5.290%    10/02/2006     $  115,552,000   $   115,535,020
                                                                                           ---------------
                                                                                             2,351,751,429
                                                                                           ---------------
ABCP SINGLE SELLER -- 0.26%
   Citibank Credit Card (Dakota Notes)           5.280%    11/08/2006        160,830,000       159,933,641
                                                                                           ---------------
BANK DOMESTIC -- 0.48%
   Bank of America Corp.                         5.050%    01/18/2007        300,000,000       295,833,750
                                                                                           ---------------
BANK FOREIGN -- 2.72%
   Banco Santander                               4.638%    10/24/2006        300,000,000       299,111,050
   Danske Corp.                                  5.225%    03/05/2007        400,000,000       391,001,389
   Macquarie Bank Ltd. (a) (b)                   5.306%    10/27/2006        125,000,000       124,988,740
   Macquarie Bank Ltd. (a) (b)                   5.340%    10/21/2006        250,000,000       250,000,000
   Skandinaviska Enskilda Banken AG (a) (b)      5.300%    10/23/2006        205,000,000       205,000,000
   Skandinaviska Enskilda Banken AG (a) (b)      5.294%    10/30/2006        400,000,000       399,993,626
                                                                                           ---------------
                                                                                             1,670,094,805
                                                                                           ---------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 2.42%
   General Electric Capital Corp.                5.230%    12/27/2006        200,000,000       197,472,167
   General Electric Capital Corp.                5.210%    03/07/2007        600,000,000       586,367,167
   General Electric Capital Corp.                4.540%    10/13/2006        200,000,000       199,697,333
   General Electric Capital Corp.                4.570%    10/06/2006        500,000,000       499,682,639
                                                                                           ---------------
                                                                                             1,483,219,306
                                                                                           ---------------
TELECOMMUNICATION -- 0.49%
   Verizon Global Funding Corp.                  5.360%    01/12/2007        306,000,000       301,307,320
                                                                                           ---------------
TOTAL COMMERCIAL PAPER                                                                       9,208,803,379
                                                                                           ---------------
CERTIFICATES OF DEPOSIT -- 3.33%
BANK DOMESTIC -- 3.33%
   Comerica Bank (a)                             5.295%    10/23/2006        180,000,000       179,999,079
   First Tennessee Bank National Association     5.330%    12/12/2006        300,000,000       299,994,079
   SunTrust Bank (a)                             5.290%    10/05/2006        500,000,000       500,000,000
   Washington Mutual (a)                         5.465%    10/31/2006        100,000,000       100,000,000
   Washington Mutual (a)                         5.310%    10/24/2006        320,000,000       320,000,000
   Wells Fargo Bank & Co.                        5.270%    10/23/2006        500,000,000       499,996,957
   Wells Fargo Bank & Co.                        4.800%    01/17/2007        145,000,000       145,002,060
                                                                                           ---------------
TOTAL CERTIFICATES OF DEPOSIT                                                                2,044,992,175
                                                                                           ---------------

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
YANKEE CERTIFICATES OF DEPOSIT -- 25.66%
BANK FOREIGN -- 25.66%
   Allied Irish Banks (a)                        5.274%    10/30/2006     $  250,000,000   $   249,985,886
   Banco Bilbao Vizcaya                          5.300%    12/28/2006      1,000,000,000     1,000,000,000
   Banco Bilbao Vizcaya                          5.305%    12/29/2006        300,000,000       300,003,659
   Barclays Bank Plc                             5.010%    11/27/2006        215,000,000       215,000,000
   Barclays Bank Plc                             5.330%    12/20/2006        500,000,000       500,000,000
   Barclays Bank Plc                             5.320%    11/27/2006        800,000,000       800,000,000
   BNP Paribas NY Branch                         5.205%    11/06/2006        150,000,000       150,000,730
   BNP Paribas NY Branch                         5.340%    05/07/2007        285,000,000       285,000,000
   BNP Paribas SA (a) (b)                        5.296%    10/26/2006        260,000,000       260,000,000
   Calyon NY (a)                                 5.265%    10/20/2006        150,000,000       149,989,951
   Calyon NY (a)                                 5.270%    10/02/2006        483,500,000       483,390,751
   Credit Suisse First Boston                    5.300%    12/27/2006      1,000,000,000     1,000,000,000
   Deutsche Bank                                 4.740%    10/13/2006        400,000,000       400,000,000
   Deutsche Bank                                 4.810%    10/30/2006        257,000,000       257,000,000
   Deutsche Bank                                 4.900%    02/05/2007        100,000,000        99,778,808
   Dexia Bank (a)                                5.270%    10/03/2006        125,000,000       124,999,863
   Fortis Bank                                   5.280%    10/23/2006        500,000,000       500,000,000
   Fortis Bank                                   4.730%    10/13/2006        300,000,000       300,000,241
   HBOS Treasury Service (a)                     5.285%    10/19/2006        400,000,000       400,000,000
   HBOS Treasury Service                         4.750%    10/25/2006        105,000,000       105,000,000
   HBOS Treasury Service                         5.400%    02/26/2007        400,000,000       400,000,000
   Landesbank Baden                              5.290%    10/23/2006      1,175,000,000     1,175,000,000
   Lloyds Bank PLC                               5.310%    11/27/2006        125,000,000       125,000,000
   Nordea Bank Finland Plc (a) (b)               5.340%    10/11/2006        575,200,000       575,212,162
   Northern Rock Plc (a) (b)                     5.330%    10/05/2006        230,000,000       230,000,000
   Royal Bank of Canada (a)                      5.500%    10/02/2006        200,000,000       199,955,760
   Royal Bank of Canada (a)                      5.275%    10/03/2006        590,000,000       589,889,315
   Royal Bank of Canada (a)                      5.303%    10/02/2006      1,200,000,000     1,199,737,456
   Royal Bank of Scotland (a)                    5.270%    10/23/2006        130,000,000       129,988,719
   Svenska Handelsbanken                         5.300%    12/28/2006        800,000,000       800,000,000
   Svenska Handelsbanken                         5.320%    11/27/2006        100,000,000       100,000,000
   Swedbank Sparbanken Svenge AB (a)             5.285%    10/12/2006        250,000,000       249,991,927
   Toronto Dominion Bank                         5.300%    12/27/2006        400,000,000       400,000,000
   Toronto Dominion Bank                         5.440%    08/10/2007        200,000,000       200,008,240
   Toronto Dominion Bank                         5.503%    05/03/2007        200,000,000       200,086,868
   Toronto Dominion Bank                         5.670%    06/25/2007         51,700,000        51,764,835
   UBS AG Stamford                               5.315%    11/27/2006        200,000,000       200,000,000
   UniCredito Italiano SpA                       5.365%    03/05/2007        350,000,000       350,000,000
   UniCredito Italiano SpA                       5.380%    02/12/2007        300,000,000       300,000,000
   UniCredito Italiano SpA                       5.293%    02/05/2007        500,000,000       500,004,237
   Westpac Banking                               5.410%    02/12/2007        196,400,000       196,403,656
                                                                                           ---------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                        15,753,193,064
                                                                                           ---------------

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
EURO CERTIFICATES OF DEPOSIT -- 4.31%
BANK FOREIGN -- 4.31%
   Banque Paribas                                4.750%    10/25/2006     $  150,000,000   $   150,000,000
   Banque Paribas                                5.555%    12/28/2006        200,000,000       200,063,447
   Calyon London                                 4.750%    10/13/2006        350,000,000       350,000,000
   Calyon London                                 5.255%    01/09/2007         75,000,000        75,000,551
   Calyon NY                                     4.735%    10/13/2006        225,000,000       225,000,000
   HBOS Treasury Service                         5.600%    06/19/2007        150,000,000       150,153,503
   HSBC Bank Plc (London)                        5.240%    11/08/2006        229,000,000       229,002,354
   Societe Generale                              4.750%    10/17/2006        400,000,000       400,000,000
   Societe Generale                              5.310%    04/19/2007        768,000,000       768,000,000
   Societe Generale                              5.510%    08/08/2007        100,000,000       100,077,823
                                                                                           ---------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                           2,647,297,678
                                                                                           ---------------
BANK NOTES -- 2.66%
BANK DOMESTIC -- 2.66%
   Bank of America Corp. (a)                     5.315%    10/02/2006        425,000,000       425,000,000
   Bank of America Corp. (a)                     5.315%    10/02/2006        650,000,000       650,000,000
   Bank of America Corp. (a)                     5.310%    10/02/2006        230,000,000       229,999,391
   National City Bank (a)                        5.320%    10/02/2006        200,000,000       199,999,945
   Wachovia Bank (a)                             5.280%    10/04/2006        125,000,000       125,000,000
                                                                                           ---------------
TOTAL BANK NOTES                                                                             1,629,999,336
                                                                                           ---------------
MEDIUM TERM NOTES -- 13.96%
BANK DOMESTIC -- 2.26%
   First Tennessee Bank National Association
      (a) (b)                                    5.320%    10/17/2006        147,000,000       147,000,000
   J P Morgan Chase & Co. (a)                    5.300%    10/02/2006        740,000,000       740,000,000
   Wells Fargo Bank NA (a)                       5.320%    10/03/2006        500,000,000       500,000,000
                                                                                           ---------------
                                                                                             1,387,000,000
                                                                                           ---------------
BANK FOREIGN -- 8.86%
   Alliance & Leicester Plc (a) (b)              5.320%    10/09/2006        245,000,000       245,000,000
   Alliance & Leicester Plc (a) (b)              5.304%    10/30/2006        465,000,000       465,000,000
   ANZ National (Int'l) Ltd. (a) (b)             5.310%    10/10/2006        270,000,000       270,000,000
   ANZ National (Int'l) Ltd. (a) (b)             5.330%    10/23/2006        220,000,000       220,000,000
   Bank Ireland Governor & Co. (a) (b)           5.310%    10/19/2006        125,000,000       125,000,000
   Bank Ireland Governor & Co. (a) (b)           5.300%    10/20/2006        430,000,000       430,000,000
   Banque Federative du Credit Mutuel (a) (b)    5.330%    10/13/2006        480,000,000       480,000,000
   BNP Paribas SA (a) (b)                        5.363%    11/20/2006        200,000,000       200,000,000
   Caja De Ahorros (a)                           5.368%    10/19/2006        310,000,000       310,000,000
   Commonwealth Bank Australia (a) (b)           5.330%    10/24/2006        220,000,000       220,000,000
   HBOS Treasury Service (a) (b)                 5.300%    10/10/2006        475,000,000       475,000,000
   HBOS Treasury Service (a) (b)                 5.380%    10/02/2006        200,000,000       200,000,000

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
MEDIUM TERM NOTES -- (CONTINUED)
   National Australia Bank Ltd. (a) (b)          5.300%    10/09/2006     $  415,000,000   $   415,000,000
   Nationwide Building Society (a) (b)           5.360%    10/09/2006        385,000,000       385,000,000
   Nordea Bank Finland Plc (a) (b)               5.310%    10/10/2006        195,000,000       194,988,453
   Northern Rock Plc (a) (b)                     5.370%    10/03/2006        330,000,000       330,000,000
   UniCredito Italiano Bank (Ireland) PLC (a)
      (b)                                        5.340%    10/16/2006        175,000,000       175,000,000
   Westpac Banking (a) (b)                       5.300%    10/16/2006        300,000,000       300,000,000
                                                                                           ---------------
                                                                                             5,439,988,453
                                                                                           ---------------
BROKERAGE -- 1.48%
   Merrill Lynch & Co., Inc. (a)                 5.390%    10/04/2006        305,000,000       305,000,000
   Morgan Stanley (a)                            5.390%    10/04/2006        305,000,000       305,000,000
   Morgan Stanley (a)                            5.390%    10/16/2006        300,000,000       300,000,000
                                                                                           ---------------
                                                                                               910,000,000
                                                                                           ---------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 0.85%
   American Express Centurion Bank (a)           5.290%    10/25/2006        125,000,000       125,000,000
   American Express Credit Corp. (a)             5.300%    10/20/2006        240,000,000       240,000,000
   BMW US Capital LLC (a) (b)                    5.302%    10/05/2006         60,000,000        60,000,000
   General Electric Capital Corp. (a)            5.290%    10/24/2006         95,000,000        95,000,000
                                                                                           ---------------
                                                                                               520,000,000
                                                                                           ---------------
PHARMACEUTICALS -- 0.35%
   Eli Lilly Services, Inc. (a) (b)              5.320%    10/02/2006        215,000,000       215,000,000
                                                                                           ---------------
SPECIALTY FINANCE -- 0.16%
   Whistlejacket Capital Ltd. (a) (b)            5.290%    10/16/2006        100,000,000        99,990,712
                                                                                           ---------------
TOTAL MEDIUM TERM NOTES                                                                      8,571,979,165
                                                                                           ---------------
PROMISSORY NOTES -- 2.04%
BROKERAGE -- 2.04%
   Goldman Sachs Promissory Note (a) (c)         5.460%    10/02/2006        340,000,000       340,000,000
   Goldman Sachs Promissory Note (a) (c)         5.490%    10/02/2006        200,000,000       200,000,000
   Goldman Sachs Promissory Note (a) (c)         5.520%    10/02/2006        100,000,000       100,000,000
   Goldman Sachs Promissory Note (a) (c)         5.350%    10/02/2006         90,000,000        90,000,000
   Goldman Sachs Promissory Note (a) (c)         5.495%    10/02/2006        125,000,000       125,000,000
   Goldman Sachs Promissory Note (a) (c)         5.370%    10/02/2006        400,000,000       400,000,000
                                                                                           ---------------
TOTAL PROMISSORY NOTES                                                                       1,255,000,000
                                                                                           ---------------

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
TIME DEPOSITS -- 1.24%
BANK DOMESTIC -- 0.10%
   SunTrust Bank                                 5.375%    10/02/2006     $   60,000,000   $    60,000,000
                                                                                           ---------------
BANK FOREIGN -- 1.14%
   Rabobank International Grand Cayman           5.360%    10/02/2006        700,000,000       700,000,000
                                                                                           ---------------
TOTAL TIME DEPOSITS                                                                            760,000,000
                                                                                           ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.41%
   Federal Home Loan Mortgage (a)                5.260%    12/19/2006        865,000,000       864,819,099
   Federal Home Loan Mortgage                    5.410%    01/30/2007          1,000,000           982,287
                                                                                           ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                       865,801,386
                                                                                           ---------------
REPURCHASE AGREEMENTS -- 30.38%
   ABN AMRO Tri Party, 5.425% dated
      9/29/06 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-8.00% due 7/15/09-5/1/34 valued
      at $331,500,001); proceeds $325,146,927    5.425%    10/02/2006        325,000,000       325,000,000

   Banc of America Tri Party, 5.425%
      dated 9/28/06 (collateralized by
      various Corporate Investment Grade
      Bonds, 0.00%-9.25% due 4/2/07-6/15/36
      valued at $691,560,001); proceeds
      $678,408,683                               5.425%    10/02/2006(e)     678,000,000       678,000,000

   Barclays Tri Party, 5.415% dated
      9/28/06 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-11.125% due 5/1/07-12/11/36
      valued at $441,277,420); proceeds
      $425,255,708                               5.415%    10/02/2006(e)     425,000,000       425,000,000

   Barclays Tri Party, 5.415% dated 5/5/06
      (collateralized by various Corporate
      Investment Grade Bonds and Mortgage
      Backed Securities, 0.00%-5.745% due
      5/15/09-9/25/36 valued at
      $357,000,000); proceeds $357,896,875       5.415%    10/02/2006(e)     350,000,000       350,000,000

   Bear Stearns Tri Party, 5.425% dated
      9/29/06 (collateralized by various
      Asset Backed Securities, 0.00%-6.50%
      due 10/25/36-1/15/46 valued at
      $459,000,162); proceeds $450,203,438       5.425%    10/02/2006        450,000,000       450,000,000

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   BNP Paribas Tri Party, 5.425% dated
      9/29/06 (collateralized by
      various Corporate Investment
      Grade Bonds, 5.50%-9.00% due
      9/15/10-5/1/34 valued at
      $204,000,000); proceeds
      $200,090,417                               5.425%    10/02/2006     $  200,000,000   $   200,000,000

   Countrywide Funding Tri Party,
      5.390% dated 9/29/06
      (collateralized by various U.S.
      Government Obligations,
      5.00%-6.33% due 11/25/16-11/25/35
      valued at $306,000,001); proceeds
      $300,134,750                               5.390%    10/02/2006        300,000,000       300,000,000

   Credit Suisse First Boston Tri
      Party, 5.455% dated 3/24/06
      (collateralized by various Equity
      Securities, valued at
      $735,077,481); proceeds
      $720,365,333                               5.455%    10/02/2006(e)     700,000,000       700,000,000

   Credit Suisse First Boston Tri
      Party, 5.475% dated 9/29/06
      (collateralized by various Asset
      Backed Securities, 0.00%-9.15%
      due 9/15/11-8/25/45 valued at
      $173,400,325); proceeds
      $170,077,563                               5.475%    10/02/2006        170,000,000       170,000,000

   Deutsche Bank Tri Party, 5.475%
      dated 8/14/06 (collateralized by
      various Corporate Investment
      Grade Bonds, 0.00%-9.875% due
      8/16/07-3/15/51 valued at
      $951,879,507); proceeds
      $226,676,719                               5.475%    10/02/2006(e)     225,000,000       225,000,000

   Deutsche Bank Tri Party, 5.300%
      dated 9/8/06 (collateralized by
      various Corporate Investment
      Grade Bonds, 0.00%-9.875% due
      8/16/07-3/15/51 valued at
      $951,879,507); proceeds
      $702,885,556                               5.300%    10/06/2006(d)     700,000,000       700,000,000

   Deutsche Bank Tri Party, 5.300%
      dated 9/20/06 (collateralized by
      various Corporate Investment
      Grade Bonds, 0.00% due
      10/02/06-10/18/06 valued at
      $561,000,038); proceeds
      $550,971,667                               5.300%    10/02/2006(d)     550,000,000       550,000,000

   Deutsche Bank Tri Party, 5.350%
      dated 9/29/06 (collateralized by
      various U.S. Government
      Obligations, 3.50%-9.50% due
      12/1/06-10/1/36 valued at
      $1,804,380,000); proceeds
      $34,015,158                                5.350%    10/02/2006         34,000,000        34,000,000

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Deutsche Bank Tri Party, 5.290%
      dated 9/8/06 (collateralized by
      various U.S. Government
      Obligations, 3.50%-9.50% due
      12/1/06-10/1/36 valued at
      $1,804,380,000); proceeds
      $1,108,566,861                             5.290%    10/31/2006(d)  $1,100,000,000   $ 1,100,000,000

   Deutsche Bank Tri Party, 5.370%
      dated 9/29/06 (collateralized by
      various U.S. Government
      Obligations, 3.50%-9.50% due
      12/1/06-10/1/36 valued at
      $1,804,380,000); proceeds
      $635,284,163                               5.370%    10/02/2006        635,000,000       635,000,000

   Dresdner Bank Tri Party, 5.425%
      dated 9/29/06 (collateralized by
      various Corporate Investment
      Grade Bonds, 0.00%-10.125% due
      11/15/06-12/31/49 valued at
      $1,682,009,065); proceeds
      $1,625,734,635                             5.425%    10/02/2006      1,625,000,000     1,625,000,000

   Dresdner Bank Tri Party, 5.425%
      dated 9/29/06 (collateralized by
      various Asset Backed Securities,
      0.00%-6.974% due 8/1/17-12/30/45
      valued at $270,300,807); proceeds
      $265,119,802                               5.425%    10/02/2006        265,000,000       265,000,000

   Fortis Bank SA Tri Party, 5.425%
      dated 9/29/06 (collateralized by
      various Mortgage Backed and Asset
      Backed Securities, 0.00% due
      12/25/34-8/25/46 valued at
      $1,224,000,000); proceeds
      $1,200,542,500                             5.425%    10/02/2006      1,200,000,000     1,200,000,000

   Fortis Securities, Inc. Tri Party,
      5.425% dated 3/28/06
      (collateralized by various
      Mortgage Backed and Asset Backed
      Securities, 0.00% due
      1/17/12-9/25/46 valued at
      $512,417,654); proceeds
      $514,165,278                               5.425%    10/02/2006(e)     500,000,000       500,000,000

   Goldman Sachs Tri Party, 5.475%
      dated 12/27/05 (collateralized by
      various Corporate Investment
      Grade Bonds, 0.75%-4.00% due
      3/30/23-6/15/34 valued at
      $262,500,596); proceeds
      $260,607,813                               5.475%    10/02/2006(e)     250,000,000       250,000,000

   Goldman Sachs Tri Party, 5.425%
      dated 9/13/06 (collateralized by
      various Municipal Bonds,
      0.00%-6.00% due 12/1/10-10/1/44
      valued at $153,000,000); proceeds
      $150,429,479                               5.425%    10/02/2006(e)     150,000,000       150,000,000

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Goldman Sachs Tri Party, 5.525%
      dated 8/25/06 (collateralized by
      various Corporate Investment
      Bonds, 0.00% due 1/1/10-10/6/16
      valued at $633,150,000); proceeds
      $606,516,663                               5.525%    10/02/2006(e)  $  603,000,000   $   603,000,000

   Greenwich Capital Markets Tri
      Party, 5.435% dated 8/7/06
      (collateralized by various Asset
      Backed Securities, 0.00%-7.89%
      due 10/12/06-1/13/47 valued at
      $1,122,000,193); proceeds
      $1,109,299,889                             5.435%    10/02/2006(e)   1,100,000,000     1,100,000,000

   HSBC Tri Party, 5.425% dated
      6/28/05 (collateralized by
      various Corporate Investment
      Grade Bonds, 0.00%-10.375% due
      1/25/07-9/30/66 valued at
      $788,895,037); proceeds
      $823,492,007                               5.425%    10/02/2006(e)     770,000,000       770,000,000

   J.P. Morgan Chase Tri Party, 5.475%
      dated 9/29/06 (collateralized by
      various Corporate High Yield
      Bonds, 0.00%-8.20% due
      12/29/09-6/29/11 valued at
      $346,504,913); proceeds
      $330,150,563                               5.475%    10/02/2006        330,000,000       330,000,000

   Lehman Tri Party, 5.495% dated
      4/21/05 (collateralized by
      various Corporate Investment
      Grade Bonds, 6.375%-12.25% due
      12/15/10-11/15/31 valued at
      $126,002,992); proceeds
      $129,689,517                               5.495%    10/02/2006(e)     120,000,000       120,000,000

   Lehman Tri Party, 5.495% dated
      8/14/06 (collateralized by
      various Corporate Investment
      Grade Bonds, 0.00%-144.00% due
      8/1/10-3/15/36 valued at
      $236,253,539); proceeds
      $226,682,844                               5.495%    10/02/2006(e)     225,000,000       225,000,000

   Lehman Tri Party, 5.425% dated
      9/25/06 (collateralized by
      various Corporate Investment
      Grade Bonds, 0.00%-9.70% due
      10/15/06-8/1/46 valued at
      $357,000,657); proceeds
      $350,369,201                               5.425%    10/02/2006(d)     350,000,000       350,000,000

   Lehman Tri Party, 5.455% dated
      8/25/06 (collateralized by
      various Corporate Investment
      Grade Bonds, 6.00%-7.995% due
      6/30/10-4/1/37 valued at
      $255,004,099); proceeds
      $251,439,514                               5.455%    12/22/2006(d)     250,000,000       250,000,000

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Lehman Tri Party, 5.455% dated
      8/21/06 (collateralized by
      various Equity Securities valued
      at $378,036,735); proceeds
      $362,291,100                               5.455%    10/02/2006(e)  $  360,000,000   $   360,000,000

   Lehman Tri Party, 5.485% dated
      8/10/06 (collateralized by
      various Equity Securities valued
      at $840,061,739); proceeds
      $806,460,111                               5.485%    12/15/2006(d)     800,000,000       800,000,000

   Merrill Lynch Tri Party, 5.475%
      dated 9/18/06 (collateralized by
      various Equity Securities valued
      at $525,211,693); proceeds
      $502,281,250                               5.475%    10/18/2006(d)     500,000,000       500,000,000

   Merrill Lynch Tri Party, 5.505%
      dated 9/22/06 (collateralized by
      various Corporate Investment
      Grade Bonds, 0.00%-12.25%, due
      11/1/07-5/23/48 valued at
      $525,001,549); proceeds
      $502,140,833                               5.505%    10/20/2006(d)     500,000,000       500,000,000

   Merrill Lynch Tri Party, 5.38%
      dated 9/29/06 (collateralized by
      various U.S. Government
      Obligations, 5.63%-5.88% due
      9/20/31-5/20/35 valued at
      $494,701,723); proceeds
      $485,217,442                               5.380%    10/02/2006        485,000,000       485,000,000

   Morgan Stanley Tri Party, 5.475%
      dated 3/7/06 (collateralized by
      various Corporate Investment
      Grade Bonds, 0.00%-8.00% due
      2/1/08-1/1/49 valued at
      $367,337,405); proceeds
      $361,124,896                               5.475%    10/02/2006(e)     350,000,000       350,000,000

   Morgan Stanley Tri Party, 5.500%
      dated 4/12/05 (collateralized by
      various Mortgage Backed and Asset
      Backed Securities, 0.00%-6.00%
      due 10/12/07-1/25/46 valued at
      $204,004,923); proceeds
      $216,438,889                               5.500%    10/02/2006(e)     200,000,000       200,000,000

   Salomon Smith Barney Tri Party,
      5.475% dated 7/11/06
      (collateralized by various
      Corporate High Yield Bonds,
      0.00%-12.00% due 5/15/07-5/15/31
      valued at $314,999,557); proceeds
      $303,786,875                               5.475%    10/02/2006(e)     300,000,000       300,000,000

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   UBS Warburg Tri Party, 5.360% dated
      9/29/06 (collateralized by
      various U.S. Government
      Obligations, 4.50%-9.50% due
      11/1/09-10/1/36 valued at
      $198,903,527); proceeds
      $195,087,100                               5.360%    10/02/2006     $  195,000,000   $   195,000,000

   UBS Warburg Tri Party, 5.200%
      dated 9/29/06 (collateralized by
      various U.S. Government
      Obligations, 5.00% due
      9/15/08-3/27/18 valued at
      $79,976,920); proceeds $78,441,977         5.200%    10/02/2006         78,408,000        78,408,000

   Wachovia Capital Markets Tri Party,
      5.445% dated 5/22/06
      (collateralized by various
      Corporate High Yield Bonds,
      0.00%-11.75% due 10/1/06-6/15/31
      valued at $315,000,208); proceeds
      $306,034,875                               5.445%    10/02/2006(e)     300,000,000       300,000,000
                                                                                           ---------------
TOTAL REPURCHASE AGREEMENTS                                                                 18,648,408,000
                                                                                           ---------------
TOTAL INVESTMENTS -- 99.99%                                                                $61,385,474,183
OTHER ASSETS LESS LIABILITIES -- 0.01%                                                           6,940,085
                                                                                           ---------------
NET ASSETS -- 100.00%                                                                      $61,392,414,268
                                                                                           ===============

(a) Floating Rate Note - Interest rate shown is rate in effect at September 30, 2006. Date disclosed is the next interest rate reset date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 12.54% of net assets as of September 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.04% of net assets as of September 30, 2006, are considered illiquid and restricted (see table below for more information).

                                                                ACQUISITION                     AMORTIZED
                                                                   COST                         COST VALUE
                                                                PERCENTAGE                      PERCENTAGE
                                                                 OF FUND'S                      OF FUND'S
                                                               NET ASSETS AS                  NET ASSETS AS
                                 ACQUISITION    ACQUISITION   OF ACQUISITION     AMORTIZED     OF SEPTEMBER
RESTRICTED SECURITIES                DATE          COST            DATE         COST VALUE       30, 2006
---------------------            -----------   ------------   --------------   ------------   -------------
Goldman Sachs Promissory Note,
   5.350%, due 12/18/06            2/22/2006   $ 90,000,000        0.17%       $ 90,000,000       0.15%
Goldman Sachs Promissory Note,
   5.370%, due 03/13/07            2/23/2006    400,000,000        0.75         400,000,000       0.65
Goldman Sachs Promissory Note,
   5.495%, due 01/03/07           12/12/2005    125,000,000        0.27         125,000,000       0.20
Goldman Sachs Promissory Note,
   5.490%, due 11/15/06           10/21/2005    200,000,000        0.42         200,000,000       0.33
Goldman Sachs Promissory Note,
   5.460%, due 08/13/07            8/11/2006    340,000,000        0.64         340,000,000       0.55
Goldman Sachs Promissory Note,
   5.520%, due 01/16/07            1/13/2006    100,000,000        0.22         100,000,000       0.16

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

(d)  Subject to seven day put provision by the Fund.

(e) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at September 30, 2006.

+ As permitted under Rule 2A-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

   For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES
LENDING TRUST


By: /s/ Craig Starble
    ---------------------------------
    Craig Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Craig Starble
    ---------------------------------
    Craig Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: November 28, 2006